Contractual assets with customers - exclusivity rights (Tables)	12 Months Ended
Dec. 31, 2024
Contractual assets with customers - exclusivity rights
Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Changes are shown below:

Balance as of December 31, 2021	2,079,226
Additions	637,502
Amortization	(504,907)
Transfers	(6,230)
Balance as of December 31, 2022	2,205,591
Additions	664,363
Amortization	(607,446)
Balance as of December 31, 2023	2,262,508
Additions	424,477
Amortization	(555,083)
Balance as of December 31, 2024	2,131,902

Current	658,571
Non-current	1,473,331